Selected Statements of Income Data (Tables)	12 Months Ended
Dec. 31, 2016
Selected Statements of Income Data [Abstract]
Summary of financial income
	Year ended December 31,
	2014	2015	2016
Financial income:

Interest on bank deposits and other	$8	$156	$203
Foreign currency translation differences	811	18	196
Interest on marketable securities	-	260	1,052

	819	434	1,451
Financial expenses:

Bank charges	(166)	(160)	(277)
Foreign currency translation differences	(668)	(495)	(674)
Amortization of premium and accretion of discount on available-for-sale marketable securities	-	(113)	(454)

Total financial expense (income):	$15	$334	$(46)